Group Information	12 Months Ended
Dec. 31, 2025
Group Information [Abstract]
Group Information	Note 29
Group Information
The consolidated financial statements of the Group include the following subsidiaries, which are all wholly owned by the Parent Company:

Entities	Country
Vessel owning entities
Wind Orca Ltd	Cyprus
Wind Osprey Ltd	Cyprus
Wind Peak Ltd (formerly referred as to N1063 Ltd)	Cyprus
Wind Pace Ltd (formerly referred as to N1064 Ltd)	Cyprus
Wind Ally Ltd.	Cyprus
Wind Ace Ltd.	Cyprus
Wind Maker Ltd (formerly referred to as Seajacks 1 Ltd)	UK
Wind Mover Ltd (formerly referred to as Seajacks 5 Ltd)	UK
Wind Scylla Ltd (formerly referred to as Seajacks 5 Ltd)	UK
Wind Keeper Ltd (formerly referred to as Seajacks 7 Ltd)	UK
Seajacks 3 Japan LLC	Japan
Trading and Operations
Cadeler UK Ltd (formerly referred to as Seajacks UK Ltd)	UK
Cadeler UK Ltd Taiwan Branch (formerly referred as to Seajacks UK Ltd Taiwan Branch)	Taiwan
Seajacks US Inc.	USA
Seajacks Merman Marine Ltd	Bermuda
Cadeler Crewing Services Ltd (formerly referred to as Seajacks Crewing Services Ltd)	UK
Cadeler Management Services SARL	Monaco
Seajacks Japan LLC	Japan
Investment holding entities
Wind MI Ltd	Marshall Islands
Cadeler Holdings Ltd (formerly referred to as Atlantis Investorco Ltd)	Bermuda
Atlantis Investorco Ltd	UK

Entities	Country
Investment holding entities (continuation)
Cadeler International Ltd (formerly referred to as Seajacks International Ltd)	UK
Dormant entities
SBI Chartering and Trading Ltd	Marshall Islands
SBI Macarena Shipping Company Ltd	Marshall Islands
SBI Taurus Shipping Company Ltd	Marshall Islands
During 2025, several entities were dissolved:

Entities	Country
Investment holding entities
Atlantis Equityco Ltd	UK
Atlantis Midco Ltd	UK
Dormant entities
SBI Parapara Shipping Company Ltd	Marshall Islands
SBI Pegasus Shipping Company Ltd	Marshall Islands
SBI Perseus Shipping Company Ltd	Marshall Islands
Eneti (Bermuda) Ltd	Bermuda
Seajacks 2 Ltd	UK
Seajacks 3 Ltd	UK
Seajacks 8 Limited	UK